Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Future Net Cash Flow [Abstract]
Beginning of year	$ 380,909	$ 308,233	$ 66,433
Sales and transfers, net of production costs	(176,237)	(197,278)	(62,115)
Net change in sales and transfer prices, net of future production costs	(401,237)	(239,226)	68,651
Changes in reserves and production rates (timing)	(26,428)	(26,496)	111,137
Net changes for extensions, discoveries and improved recovery	120,070	228,354	160,784
Net change due to purchases and sales of minerals in place	(19,624)	(1,152)	(730)
Changes in estimated future development and abandonment costs	(104,300)	(82,799)	(71,368)
Development costs incurred during the year that reduced future development costs	94,505	102,784	39,780
Accretion of discount	48,400	43,534	11,490
Net change in income taxes	106,148	66,705	(80,832)
Others	157,072	178,250	65,003
End of year	$ 179,278	$ 380,909	$ 308,233